Supplemental Condensed Consolidating Financial Information - Condensed Consolidating Statement of Cash Flow (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities
Cash generated from (used by) operations	$ 932	$ 1,151	$ 1,302
Net movement in intergroup receivables and payables	0	0	0
Dividends received from joint ventures	91	6	37
Taxation refund	5	14	12
Taxation paid	(171)	(174)	(165)
Net cash inflow (outflow) from operating activities	857	997	1,186
Cash flows from investing activities
Capital expenditure	(652)	(829)	(706)
Expenditure on intangible assets		(1)	(5)
Dividends from other investments	2	0	0
Proceeds from disposal of assets	313	7	4
Other investments acquired	(81)	(91)	(73)
Proceeds from disposal of other investments	98	78	61
Investments in associates and joint ventures	(8)	(27)	(11)
Proceeds from disposal of associates and joint ventures	0	0	10
Net loans repaid by (advanced to) associates and joint ventures	17	(6)	(4)
Cash payment to settle the sale of environmental trust fund	(32)	0	0
Reduction in investment in subsidiary		0
Disposal (acquisition) of subsidiaries	0	0	0
Decrease (increase) in cash restricted for use	(4)	(8)	8
Interest received	12	15	14
Net cash inflow (outflow) from investing activities	(335)	(862)	(702)
Cash flows from financing activities
Reduction in share capital		0	0
Proceeds from borrowings	753	815	787
Repayment of borrowings	(967)	(767)	(1,333)
Finance costs paid	(130)	(138)	(172)
Bond settlement premium, RCF and bond transaction costs	(10)	0	(30)
Dividends paid	(39)	(58)	(15)
Intergroup dividends received (paid)	0	0	0
Net cash inflow (outflow) from financing activities	(393)	(148)	(763)
Net increase (decrease) in cash and cash equivalents	129	(13)	(279)
Translation	(5)	3	10
Cash and cash equivalents at beginning of year	205	215	484
Cash and cash equivalents at end of year	329	205	215
Consolidation adjustments
Cash flows from operating activities
Cash generated from (used by) operations	8	3	(38)
Net movement in intergroup receivables and payables	12	(31)	2
Dividends received from joint ventures	0	0	0
Taxation refund	0	0	0
Taxation paid	0	0	0
Net cash inflow (outflow) from operating activities	20	(28)	(36)
Cash flows from investing activities
Capital expenditure	0	0	0
Expenditure on intangible assets		0	0
Dividends from other investments	0
Proceeds from disposal of assets	6	0	0
Other investments acquired	0	0	0
Proceeds from disposal of other investments	0	3	0
Investments in associates and joint ventures	0	2	0
Proceeds from disposal of associates and joint ventures			0
Net loans repaid by (advanced to) associates and joint ventures	0	(2)	0
Cash payment to settle the sale of environmental trust fund	0
Reduction in investment in subsidiary		(42)
Disposal (acquisition) of subsidiaries	0	0	6
Decrease (increase) in cash restricted for use	(1)	0	0
Interest received	0	0	0
Net cash inflow (outflow) from investing activities	5	(39)	6
Cash flows from financing activities
Reduction in share capital		43	(6)
Proceeds from borrowings	0	0	0
Repayment of borrowings	0	0	0
Finance costs paid	0	0	0
Bond settlement premium, RCF and bond transaction costs	0		0
Dividends paid	0	0	0
Intergroup dividends received (paid)	1	0	0
Net cash inflow (outflow) from financing activities	1	43	(6)
Net increase (decrease) in cash and cash equivalents	26	(24)	(36)
Translation	(26)	24	36
Cash and cash equivalents at beginning of year	0	0	0
Cash and cash equivalents at end of year	0	0	0
AngloGold Ashanti (the “Guarantor”) | Reportable Legal Entities
Cash flows from operating activities
Cash generated from (used by) operations	(120)	(5)	245
Net movement in intergroup receivables and payables	73	10	(8)
Dividends received from joint ventures	0	0	0
Taxation refund	0	3	3
Taxation paid	0	0	(4)
Net cash inflow (outflow) from operating activities	(47)	8	236
Cash flows from investing activities
Capital expenditure	(64)	(143)	(171)
Expenditure on intangible assets		(1)	(2)
Dividends from other investments	2
Proceeds from disposal of assets	303	3	0
Other investments acquired	0	0	0
Proceeds from disposal of other investments	0	0	0
Investments in associates and joint ventures	0	0	0
Proceeds from disposal of associates and joint ventures			0
Net loans repaid by (advanced to) associates and joint ventures	9	0	0
Cash payment to settle the sale of environmental trust fund	(32)
Reduction in investment in subsidiary		42
Disposal (acquisition) of subsidiaries	0	0	(6)
Decrease (increase) in cash restricted for use	0	0	1
Interest received	0	1	2
Net cash inflow (outflow) from investing activities	218	(98)	(176)
Cash flows from financing activities
Reduction in share capital		0	0
Proceeds from borrowings	407	539	256
Repayment of borrowings	(570)	(428)	(291)
Finance costs paid	(12)	(15)	(11)
Bond settlement premium, RCF and bond transaction costs	0		0
Dividends paid	(24)	(39)	0
Intergroup dividends received (paid)	25	0	7
Net cash inflow (outflow) from financing activities	(174)	57	(39)
Net increase (decrease) in cash and cash equivalents	(3)	(33)	21
Translation	(1)	0	4
Cash and cash equivalents at beginning of year	11	44	19
Cash and cash equivalents at end of year	7	11	44
IOMco (the “Issuer”) | Reportable Legal Entities
Cash flows from operating activities
Cash generated from (used by) operations	(18)	(15)	(11)
Net movement in intergroup receivables and payables	(215)	(102)	169
Dividends received from joint ventures	91	6	37
Taxation refund	0	0	0
Taxation paid	0	0	0
Net cash inflow (outflow) from operating activities	(142)	(111)	195
Cash flows from investing activities
Capital expenditure	0	0	0
Expenditure on intangible assets		0	0
Dividends from other investments	0
Proceeds from disposal of assets	0	0	0
Other investments acquired	0	(5)	0
Proceeds from disposal of other investments	0	0	0
Investments in associates and joint ventures	0	(15)	0
Proceeds from disposal of associates and joint ventures			10
Net loans repaid by (advanced to) associates and joint ventures	10	(6)	(2)
Cash payment to settle the sale of environmental trust fund	0
Reduction in investment in subsidiary		0
Disposal (acquisition) of subsidiaries	(7)	(2)	(2)
Decrease (increase) in cash restricted for use	1	0	0
Interest received	1	3	0
Net cash inflow (outflow) from investing activities	5	(25)	6
Cash flows from financing activities
Reduction in share capital		(43)	6
Proceeds from borrowings	45	155	330
Repayment of borrowings	(80)	(170)	(951)
Finance costs paid	(102)	(103)	(145)
Bond settlement premium, RCF and bond transaction costs	(10)		(30)
Dividends paid	0	0	0
Intergroup dividends received (paid)	360	286	399
Net cash inflow (outflow) from financing activities	213	125	(391)
Net increase (decrease) in cash and cash equivalents	76	(11)	(190)
Translation	0	0	0
Cash and cash equivalents at beginning of year	21	32	222
Cash and cash equivalents at end of year	97	21	32
Other subsidiaries (the “Non-Guarantor Subsidiaries”) | Reportable Legal Entities
Cash flows from operating activities
Cash generated from (used by) operations	1,062	1,168	1,106
Net movement in intergroup receivables and payables	130	123	(163)
Dividends received from joint ventures	0	0	0
Taxation refund	5	11	9
Taxation paid	(171)	(174)	(161)
Net cash inflow (outflow) from operating activities	1,026	1,128	791
Cash flows from investing activities
Capital expenditure	(588)	(686)	(535)
Expenditure on intangible assets		0	(3)
Dividends from other investments	0
Proceeds from disposal of assets	4	4	4
Other investments acquired	(81)	(86)	(73)
Proceeds from disposal of other investments	98	75	61
Investments in associates and joint ventures	(8)	(14)	(11)
Proceeds from disposal of associates and joint ventures			0
Net loans repaid by (advanced to) associates and joint ventures	(2)	2	(2)
Cash payment to settle the sale of environmental trust fund	0
Reduction in investment in subsidiary		0
Disposal (acquisition) of subsidiaries	7	2	2
Decrease (increase) in cash restricted for use	(4)	(8)	7
Interest received	11	11	12
Net cash inflow (outflow) from investing activities	(563)	(700)	(538)
Cash flows from financing activities
Reduction in share capital		0	0
Proceeds from borrowings	301	121	201
Repayment of borrowings	(317)	(169)	(91)
Finance costs paid	(16)	(20)	(16)
Bond settlement premium, RCF and bond transaction costs	0		0
Dividends paid	(15)	(19)	(15)
Intergroup dividends received (paid)	(386)	(286)	(406)
Net cash inflow (outflow) from financing activities	(433)	(373)	(327)
Net increase (decrease) in cash and cash equivalents	30	55	(74)
Translation	22	(21)	(30)
Cash and cash equivalents at beginning of year	173	139	243
Cash and cash equivalents at end of year	$ 225	$ 173	$ 139